Submission	Sep. 20, 2024
Submission [Line Items]
Central Index Key	0001428205
Registrant Name	Armour Residential REIT, Inc.
Registration File Number	333-278327
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES